Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Schedule of Estimated Useful Life of Right of Use Assets

Our consolidated estimated useful life of ROU assets as at December 31, 2019 are estimated as follows:

Sites	1 – 30 years
International leased circuits	5 – 7 years
Poles	1 – 10 years
Domestic leased circuits	5 – 10 years
Office buildings	1 – 15 years
Co-located sites	7 years

Schedule of Changes in Right of Use Assets

Our consolidated rollforward analysis of this account as at December 31, 2019 are as follows:

	Site	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
Costs:
Balances at beginning of the year (as previously stated)	—	—	—	—	—	—	—
Effect of adoption of IFRS 16 (Notes 2 and 29)	8,980	3,779	607	551	298	11	14,226
Balances at beginning of the year (as restated)	8,980	3,779	607	551	298	11	14,226
Additions (Note 29)	3,506	562	100	489	413	2	5,072
Asset retirement obligation	1,679	—	—	—	124	—	1,803
Modifications	319	—	19	174	91	(2)	601
Termination	(72)	—	—	—	(20)	—	(92)
Balances at end of the year	14,412	4,341	726	1,214	906	11	21,610

Accumulated depreciation and amortization:
Balances at beginning of the year (as previously stated)	—	—	—	—	—	—	—
Effect of adoption of IFRS 16 (Note 2)	—	—	—	—	—	—	—
Balances at beginning of the year (as restated)	—	—	—	—	—	—	—
Termination	44	—	—	—	14	—	58
Modifications	—	—	—	3	—	1	4
Charges from asset retirement obligation	(1,297)	—	—	—	(92)	—	(1,389)
Depreciation (Notes 2 and 3)	(2,673)	(834)	(340)	(186)	(358)	(2)	(4,393)
Balances at end of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Net book value at end of the year (Note 2)	10,486	3,507	386	1,031	470	10	15,890

Summary of Amounts Recognized in Consolidated Income Statement

The following amounts are recognized in our consolidated income statement for the year ended December 31, 2019:

(in million pesos)
Depreciation expense of ROU assets (Notes 2 and 3)	4,393
Interest expense on lease liabilities (Notes 2 and 5)	1,061
Variable lease payments (included in general and administrative expenses)	708
Expenses relating to short-term leases (included in general and administrative expenses)	378
Expenses relating to leases of low-value assets (included in general and administrative expenses)	204
Total amount recognized in consolidated income statement	6,744

Schedule of Changes in Lease Liabilities

Our consolidated rollforward analysis of lease liabilities as at December 31, 2019 are as follows:

(in million pesos)
Balances at beginning of the year (as previously stated)	—
Effect of adoption of IFRS 16 (Notes 2 and 29)	15,233
Balances at beginning of the year (as restated)	15,233
Additions (Note 29)	5,065
Accretion expenses (Notes 2 and 5)	1,061
Lease modifications	463
Foreign exchange loss – net	(12)
Termination	(96)
Settlement of obligations (Note 2)	(5,399)
Balances at end of the year (Notes 2 and 3)	16,315
Less current portion of lease liabilities (Notes 2 and 28)	3,215
Noncurrent portion of lease liabilities (Notes 2 and 28)	13,100

Summary of Operating Lease Commitments

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as at December 31, 2018 follows:

(in million pesos)
Operating lease commitments as at December 31, 2018	22,674
Incremental borrowing rate as at January 1, 2019	7%-9%
Discounted operating lease commitments as at January 1, 2019	10,571
Less: Commitments relating to short-term leases	(49)
Commitments relating to service contracts	(304)
Add: Payments in optional extension periods not recognized as at December 31, 2018	4,994
Prepayments and accrued expenses (IAS 17)	21
Lease liabilities as at January 1, 2019	15,233

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2019 are as follows:

(in million pesos)
Within one year	10
After one year but not more than five years	—
More than five years	—
10